ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2015
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) [Abstract]
Accumulated Other Comprehensive Income (Loss)
NOTE 11:-	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table summarizes the changes in accumulated balances of other comprehensive income (loss) for the year ended December 31, 2015:

	Unrealized gains (losses) on available-for-sale marketable securities	Unrealized gains (losses) on cash flow hedges (*)	Foreign currency translation adjustments	Total

Beginning balance	$(61)	$(131)	$(4,643)	$(4,835)
Other comprehensive income (loss) before reclassifications	(7)	124	(2,826)	(2,709)
Amounts reclassified from accumulated other comprehensive income (loss)	11	(25)	-	(14)
Net current period other comprehensive income (loss)	4	99	(2,826)	(2,723)

Ending balance	$(57)	$(32)	$(7,469)	$(7,558)

*)	Refer to Note 14 for the affected line item in the statement of operations.